Subsequent Events - Additional Information (Detail) - Sep. 30, 2020 ¥ in Billions, $ in Billions	CNY (¥)	USD ($)
Subsequent Event [Member] | Obligations [Member]
Subsequent Event [Line Items]
Investment commitments	¥ 20	$ 2.9